DUE FROM FACTOR (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DUE FROM FACTOR
Schedule of due to/ from factor

	March 31,	December 31,
	2023	2022
Outstanding receivables:
Without recourse	$1,065,335	$1,680,042
With recourse	76,956	65,411
Matured funds and deposits	108,147	81,055
Advances	(415,201)	(632,826)
Credits due customers	(244,984)	(354,282)
	$590,253	$839,400

	December 31,
	2022	2021
Outstanding receivables:
Without recourse	$564,548	$579,295
With recourse	352,379	361,584
Advances	118,521	121,617
Credits due customers	(196,048)	(77,208)
	$839,400	$985,288